OTHER NON-CURRENT ASSETS - THIRD PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Related party
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Total	$ 587	$ 569
Nonrelated Party
OTHER NON-CURRENT ASSETS - THIRD PARTIES
Deposits for long-term operating leases	1,914	2,030
Prepayments for purchases of property, equipment and software	464	10,612
Deductible VAT	63,897	65,149
Others	592	617
Total	$ 66,867	$ 78,408